CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value | (per share)	₪ 0.03	₪ 0.03
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	43,724,446	38,456,693
Ordinary shares, shares outstanding	43,724,446	38,456,693